SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Accounting Policies [Line Items]
Fair value change in trading securities			$ 2
Impairment charge	0	0	0
Impairment recognized in respect of other investments		681	2,543
Land expense	36	36	36
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")		1,068	674
Number of shares repurchased	70,774,015	11,772,294	14,812,056
Allowance for doubtful accounts receivable	558
Allowances for doubtful accounts receivable written down	558		(621)
Advertising expenses	604	666	106
Share-based compensation	45	492	1,465
Cost of revenue [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	28	49	10
Research and development expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	10	347	1,091
General and administrative expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	5	79	312
Selling and marketing expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	$ 2	$ 17	$ 52
Dutch auction tender offer [Member]
Summary Of Accounting Policies [Line Items]
Number of shares repurchased	60,001,062
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Useful economic lives of purchased software and technology licenses	1 year
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Useful economic lives of purchased software and technology licenses	9 years